NOTE 17: EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
EQUITY
a)	Authorized share capital

Unlimited number of common shares without nominal or par value.

At December 31, 2019, there were 137,697,430 issued and outstanding common shares (December 31, 2018 - 77,847,598). The Company does not currently pay dividends and entitlement will only arise upon declaration.

A continuity of share capital is as follows:

Issuance	Note	Number of Common Shares	Total Consideration	Warrant Liability	Share Capital
Balance, December 31, 2016		16,100,000			$248,500
January 2017 rights offering	(xxxiii)	32,237,225	$302,244	$—	302,244
Balance, December 31, 2017		48,337,225			550,744
RTO Issuance	(xxii)	2,544,075	614,415	—	614,415
April 23, 2018 Rights offering	(xxv)	8,443,473	2,020,357	—	2,020,357
October 23, 2018 private placement	(xxix)	312,903	84,248	12,310	71,938
Conversion of convertible debt	(xxiii)	11,373,368	2,312,444	1,306,894	1,005,550
Conversion of convertible debt	(xxxii)	422,678	18,990	14,177	4,813
Conversion of promissory notes payable	(xxiv)	268,817	50,000	30,822	19,178
Conversion of notes payable	(xxviii)	517,132	190,334	52,433	137,901
Shares issued for marketing services agreement	(xxvi)	2,000,000	477,180	287,961	189,219
Shares issued for services	(xxx)	423,076	92,856	—	92,856
Shares issued to former CEO	(xxvii)	2,000,000	477,180	—	477,180
Restructuring	(xxxi)	1,204,851	216,873	—	216,873
Balance, December 31, 2018		77,847,598			5,401,024
Share issued for Sun Valley acquisition	(vi)	22,409,425	2,143,566	—	2,143,566
Share issued for cash	(v)(vii)(xiv)	24,452,500	1,829,866	1,773,993	55,873
Share issued for conversion of notes payable	(v)	2,500,000	184,291	177,037	7,254
Shares issued for convertible debentures	(xiii)(xvii) (xviii)(xix) (xx)(xxi)	3,991,524	189,735	133,738	55,997
Shares issued for compensation	(x)(xi)	7,400,000	304,721	—	304,721
Shares issued for services	(vi)	1,500,000	257,041	—	257,041
Shares issued for settlement of accounts payable	(xv)(xvi)	1,686,861	208,153		208,153
Shares cancelled	(i)(ii)(xii)	(4,657,553)	—	—	(669,236)
Shares cancelled and to be reissued	(ii)	—	(15,239)	—	(15,239)
Shares issued for exercise of warrants	(iv)	431,075	42,440	(18,847)	61,287
Shares issued to agents	(vii)(ix)	136,000	20,255	—	20,255
Share issue costs		—	—	—	(3,386)
Balance, December 31, 2019		137,697,430			7,827,310

The Company had the following common share transactions during the year ended December 31, 2019:

i.	On January 17, 2019, the Company cancelled 422,678 common shares, which had been issued for $0.14 (C$0.18) per common share and issued 417,000 common shares at a deemed price of $0.14 (C$0.18) per common share.

ii.	On March 3, 2019, pursuant to the termination agreement with the former CEO, the Company cancelled 2,000,000 common shares. An additional 651,875 common shares were cancelled in error and reissued on March 11, 2020 (note 26(b)(iii)).

iii.	On March 8, 2019, pursuant to a service agreement, the Company issued 1,500,000 common shares at a deemed price of $0.17 (C$0.23) per common share for total fair value consideration of $257,041 as settlement of accounts payable in the amount of $257,041 (C$347,500).

iv.	On March 22, 2019, pursuant to the exercise of 422,678 common share purchase warrants and late charges, the Company issued 431,075 common shares for $0.14 (C$0.19) per common share.

v.	On April 2, 2019, pursuant to a private placement financing, the Company issued 21,115,000 units for $0.07 (C$0.10) per unit for gross proceeds of $1,583,189 (C$2,115,000) comprised of cash of $1,396,105 (C$1,865,000) and the settlement of notes payable in the amount of $184,291 (C$250,000) (Note 11(g)(h)). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 (C$0.16) per share for a period of twelve months following the closing date of the financing (note 17). Share issue costs included cash payments of $63,324 (C$84,499) and the issuance of 363,900 share purchase warrants valued at $26,229 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.13 (C$0.175); 100% volatility; risk-free interest rate of 1.57%; and an expected dividend yield of 0%. Consideration of $1,951,030 was recorded to warrant liability and the residual amount of $63,127 was recorded to issued capital.

vi.	On April 30, 2019, pursuant to the acquisition of Sun Valley, the Company issued 22,409,425 common shares at a fair value of $0.136 (C$0.18) per common share. Of the common shares issued 14,705,882 were Escrow Shares of which 2,450,978 were release during the year ended December 31 2019. As at December 31, 2019, there were 12,254,904 Escrow shares remaining.

vii.	On May 3, 2019, pursuant to a private placement financing, the Company issued 5,762,500 units for $0.07 (C$0.10) per unit for gross proceeds of $429,109 (C$576,250). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 (C$0.16) per share for a period of twelve months following the closing date of the financing (note 16). Share issue costs included cash payments of $24,928 (C$33,428) and the issuance of 217,950 share purchase warrants valued at $18,870 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.15 (C$0.20); 100% volatility; risk-free interest rate of 1.67%; and an expected dividend yield of 0%.

viii.	On May 3, 2019, pursuant to the terms on the private placement financing, the Company issued 96,000 common shares to agents for a fair value of $0.15 (C$0.20) per common share for consideration of $14,298 (C$19,200). The amount is included issued capital.

ix.	On May 3, 2019, pursuant to the terms on the debenture financing, the Company issued 40,000 common shares to agents for a fair value of $0.15 (C$0.20) per common share, based on share price on the issuance date, for consideration of $5,957 (C$8,000). The amount is included in issued capital.

x.	On June 17, 2019, pursuant to obligations under an employment contract, the Company issued 7,000,000 common shares to the CEO, for a deemed value of $0.10 (C$0.14) per common share for total consideration paid to the CEO of $730,982 (C$980,000). Of the 7,000,000 common shares, 2,000,000 common shares vested immediately, and the remaining 5,000,000 common shares are held in escrow and vest quarterly with 416,666 common shares vesting each quarter commencing on September 17, 2019. The common shares are subject to a four-month holding period from the date of vesting. As at December 31, 2019 a total of 324,852 common shares had vested,

xi.	On June 17, 2019, pursuant to obligations under a consulting agreement, the Company issued 400,000 common shares to the CIO, for a fair value of $0.10 (C$0.14) per common share for total consideration paid to the CIO of $41,770 (C$56,000). The 400,000 common shares are held in escrow and vest quarterly with 44,400 common shares vesting each quarter commencing September 17, 2019. The Company will record a quarterly expense of $47,937 to operating expenses on the consolidated statements loss and comprehensive loss as the shares vest.

xii.	On July 3, 2019, the Company cancelled 2,000,000 common shares with a fair value of $0.09 ($0.12) per common share. The common shares were reacquired and cancelled as the Company cancelled the marketing services agreement, pursuant to which the common shares and warrants were originally issued, due to non-performance of services by the marketing company.

xiii.	On July 22, 2019, pursuant to the conversion of convertible debentures with a face value of $83,063 (C$110,000) and accrued interest of C$1,529 (C$2,025), the Company issued 1,018,245 common shares and 1,018,245 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.16 ($0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $48,657 and the debt was valued at $nil. Consideration of $42,749 was recorded to warrant liability and the residual amount of $5,908 was recorded to issued capital.

xiv.	On July 30, 2019, the Company issued 75,000 common shares at a fair value of $0.02 (C$0.03) per common share for consideration received from a June 16, 2016 subscription agreement.

xv.	On July 30, 2019, the Company issued 1,409,938 common shares at a fair value of $0.13 (C$0.175) per common share for services received for total fair value consideration of $186,466 (C$246,700) as settlement of accounts payable in the amount of $198,591 (C$258,019) resulting in a gain on debt settlement of $12,125.

xvi.	On July 30, 2019, the Company issued 276,923 common shares at a fair value of $0.10 (C$0.13) per common share for services received for total fair value consideration of $27,697 (C$36,471) as settlement of accounts payable in the amount of $24,692 (C$36,000) resulting in a gain on debt settlement of $3,005.

xvii.	On August 12, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000) and accrued interest of $1,651 (C$2,186), the Company issued 928,817 common shares and 928,817 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $44,898 and the debt was valued at $nil. Consideration of $33,745 was recorded to warrant liability and the residual amount of $11,153 was recorded to issued capital.

xviii.	On August 19, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000) and accrued interest of $1,738 (C$2,301), the Company issued 929,864 common shares and 929,864 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $51,413 and the debt was valued at $nil. Consideration of $28,973 was recorded to warrant liability and the residual amount of $22,440 was recorded to issued capital.

xix.	On August 26, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000), the Company issued 909,090 common shares and 909,090 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $39,892 and the debt was valued at $nil. Consideration of $23,992 was recorded to warrant liability and the residual amount of $15,900 was recorded to issued capital.

xx.	On September 13, 2019, pursuant to the conversion of convertible debentures with a face value of $8,306 (C$11,000) and accrued interest of C$225 ($298), the Company issued 102,696 common shares and 102,696 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $2,206 and the debt was valued at $nil. Consideration of $1,800 was recorded to warrant liability and the residual amount of $406 was recorded to issued capital.

xxi.	On September 30, 2019, pursuant to the conversion of convertible debentures with a face value of $8,306 (C$11,000) and accrued interest of $249 (C$329), the Company issued 102,812 common shares and 102,812 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.16 ($0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $2,669 and the debt was valued at $nil. Consideration of $2,479 was recorded to warrant liability and the residual amount of $190 was recorded to issued capital.

The Company had the following common share transactions during the year ended December 31, 2018:

xxii.	On April 19, 2018, as part of the Transaction (note 5), the common shares of Adira were consolidated at a ratio of 20:1. In addition, the Company issued 2,544,075 common shares at a deemed price of C$0.31 ($0.24) per share for purchase consideration of $614,415.

xxiii.	On April 23, 2018, pursuant to the conversion of convertible debentures with a face value of $2,089,495, the Company issued 11,373,368 common shares and 11,373,368 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion (note 16). At the date of the conversion, the conversion feature was valued at $298,247 and the debt was valued at $2,014,197. Consideration of $1,306,894 was recorded to warrant liability and the residual amount of $1,005,550 was recorded to issued capital.

xxiv.	On April 23, 2018, pursuant to the conversion of $50,000 in promissory notes payable, the Company issued 268,817 common shares and 268,817 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion (note 16). Consideration of $30,822 was recorded to warrant liability and the residual amount of $19,178 was recorded to issued capital.

xxv.	On April 23, 2018, pursuant to a shareholder rights offering financing, the Company issued 8,443,473 common shares at a price of $0.24 (C$0.31) per share for gross proceeds of $2,020,357 (C$2,617,477).

xxvi.	On June 11, 2018, pursuant to a marketing services agreement, the Company issued 2,000,000 units at a deemed price of $0.24 (C$0.31) per unit for total fair value consideration of $477,180 (C$620,000). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of C$0.36 ($0.28) per share for a period of two years following the closing date of the financing. Consideration of $287,961 was recorded to warrant liability and the residual amount of $189,219 was recorded to issued capital. Subsequent to issuing the units, the Company cancelled the marketing services agreement due to non-performance of services by the marketing company. The units remained outstanding at December 31, 2018, subsequent to which the Company obtained from the holder the certificates of all 2,000,000 common shares and 2,000,000 common share purchase warrants. The Company cancelled these securities.

xxvii.	On June 11, 2018, pursuant to obligations under employment contract, the Company issued 2,000,000 common shares to the former CEO, for a deemed value of $0.24 (C$0.31) per common share for total consideration paid to the former CEO of $477,180 (C$620,000) (note 23).

xxviii.	On October 23, 2018, the Company converted notes payable with a face value $117,000 of the debt plus $7,389 of interest into 517,132 units (note 11(c)). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the conversion (note 16). Consideration of $52,433 was recorded to warrant liability and the residual amount of $137,901 was recorded to issued capital.

xxix.	On October 23, 2018, pursuant to a private placement financing, the Company issued 312,903 units for $0.24 (C$0.31) per unit for gross proceeds of $71,938 (C$97,000). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the financing (note 16). Consideration of $12,310 was recorded to warrant liability and the residual amount of $71,938 was recorded to issued capital.

xxx.	On October 23, 2018, the Company issued 423,076 common shares at a fair value of C$0.29 ($0.22) per common share for services received for total fair value consideration of $92,856 (C$120,000).

xxxi.	On October 23, 2018, pursuant to restructuring, the Company issued 1,204,851 common shares for $0.18 (C$0.23) per common share.

xxii.	On December 14, 2018, pursuant to the conversion of 422,678 units of convertible debentures with a face value of $57,980 (C$75,060), the Company issued 422,678 common shares and 422,678 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.14 (C$0.19) per share for a period of two years following the closing date of the conversion (note 16). At the date of the conversion, the conversion feature was valued at $nil and the debt was valued at $18,990. Consideration of $14,177 was recorded to warrant liability and the residual amount of $4,813 was recorded to issued capital.

The Company had the following common share transactions during the year ended December 31, 2017:

xxxii.	In January 2017, pursuant to a shareholder rights offering financing, the Company issued 32,237,225 common shares for $0.0094 per common share for gross proceeds of $302,244 (C$375,000).

b)	Share options

The Company has an incentive share option plan (“the plan”) in place under which it is authorized to grant share options to executive officers, directors, employees and consultants. The plan allows the Company to grant share options up to a maximum of 10.0% of the number of issued shares of the Company.

Share option transactions and the number of share options outstanding during the years ended December 31, 2019 and 2018, are summarized as follows:

	Number of share options	Weighted average exercise price ($C)
Outstanding, December 31, 2017	3,300,000	0.10
Granted	4,300,000	0.37
Outstanding, December 31, 2018	7,600,000	0.25
Cancelled	(4,850,000)	0.27
Granted	7,700,000	0.14
Outstanding, December 31, 2019	10,450,000	0.16
Exercisable, December 31, 2019	9,839,573	0.16

Share options outstanding and exercisable at December 31, 2019, are as follows:

Number of options outstanding	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average life of options (years)
0.10	1,400,000	0.10	2.01	1,133,333	0.10	1.98
0.14	7,700,000	0.14	4.28	7,400,000	0.14	4.46
0.26	450,000	0.26	3.80	406,240	0.26	3.80
900,000	0.38	3.40	900,000	0.38	3.40
	10,450,000	0.16	3.88	9,839,573	0.16	4.04

The fair value of share options recognized as an expense during the year ended December 31, 2019, was $608,944 (year ended December 31, 2018 - $892,417, year ended December 31, 2017 - $5,433). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2019 and 2018:

	Years ended December 31,
	2019	2018	2017
Risk-free interest rate	1.34%	2.19%-2.37%	0.76%
Expected life	3-5 years	5 years	5 years
Expected volatility	100.0%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%

The risk-free rate of periods within the expected life of the share options is based on the Canadian government bond rate. The annualized volatility and forfeiture rate assumptions are based on historical results.

c)	Agent share purchase warrants

Agent share purchase warrant transactions and the number of agent share purchase warrants outstanding during the years ended December 31, 2019 and 2018, are summarized as follows:

	Number of agent share purchase warrants	Weighted average exercise price
Outstanding, December 31, 2017	—	—
Granted (1)	627,378	$0.31
Outstanding, December 31, 2018	627,378	$0.31
Granted (2)(3)(4)	877,440	$0.16
Outstanding, December 31, 2019	1,504,818	$0.24
Exercisable, December 31, 2019	1,504,818	$0.24

(1)	On April 23, 2018, as part of the Transaction, the Company issued 627,378 share purchase warrants to agents involved in the transaction. The share purchase warrants have an exercise price of $0.24 (C$0.31) ) and expire on April 23, 2020.

(2)	On April 2, 2019, as part of a private placement financing, the Company issued 363,900 share purchase warrants to agents. The share purchase warrants have an exercise price of $0.12 (C$0.16) and expire on April 2, 2021.

(3)	On April 2, 2019, as part of a debenture financing, the Company issued 659,490 share purchase warrants to agents. The share purchase warrants have an exercise price of $0.12 (C$0.16) and expire on April 2, 2021.

(4)	On May 3, 2019, as part of a private placement financing, the Company issued 217,950 share purchase warrants to agents. The share purchase warrants have an exercise price of $0.12 (C$0.16) and expire on May 3, 2021.

The fair value of agent share purchase warrants recognized in reserves during the year ended December 31, 2019, was $66,405 (year ended December 31, 2017 - $80,280 and 2016 - $nil). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019	2018	2017
Risk-free interest rate	1.56-1.67%	1.87%	—
Expected life	2 years	2 years	—
Expected volatility	100.0%	100.0%	—
Forfeiture rate	0.0%	0.0%	—
Dividend rate	0.0%	0.0%	—